Commitments and Contingencies - Colombia-Related Matters - Insurance Recovery (Details) (Colombia, USD $) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended
	Dec. 31, 2012 Insurance recovery coverage suit insurer	Sep. 30, 2013 Insurance recovery coverage suit	Dec. 31, 2008 Insurance recovery coverage suit insurer	Dec. 31, 2009 Insurance recovery coverage suit insurer	Jun. 30, 2013 Two insurers who had been placed in liquidation insurer	Dec. 31, 2009 Two insurers who had been placed in liquidation	Sep. 30, 2013 Defendant seeking a declaratory judgment relieving coverage obligation insurer	Dec. 31, 2009 Defendant seeking a declaratory judgment relieving coverage obligation
Gain Contingencies [Line Items]
Initial number of primary general liability insurers involved in coverage suit	1		3		2		1
Number of primary insurers with which the company reached settlement agreements				3
Percent of defense costs in the ATA and ATS lawsuits to be paid by primary insurers				40.00%		1.00%		40.00%
Expense reimbursement received to date which is deferred in Other liabilities		$ 12